Income Taxes (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Percentage Of Additional Corporate Income Tax Rate On Undistributed Income		10.00%
Percentage Of Surtax Rate		10.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate		17.00%	17.00%	17.00%
Income Tax Exemption Per Basic and Diluted Earnings Share		$ 0.002	$ 0.01	$ 0.01
Undistributed Earnings of Foreign Subsidiaries		$ 594,471
Deferred Tax Assets, Valuation Allowance		$ 58,943	$ 51,242	$ 44,320	$ 40,966
Percentage Of Income Tax Payable		50.00%
Percentage Of Research and Development Expenditure For Current Year On Investment Tax Credit		15.00%
Cap Percentage Of Income Tax Payable For Current Year		30.00%
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		$ 754	1,052
Combined Tax Rate		23.85%
Tax Exemption From Income		$ 548	3,922	1,759
Income Tax Expense (Benefit)		4,520	10,671	11,405
Income Tax Reconciliation, Tax Credits, Investment		3,919	4,970	4,242
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		117	108
Investment Tax Credit		4,557	4,970	4,242
Increase Decrease in Deferred Tax Assets		1,195
Increase Decrease in Deferred Tax Liabilities		2
Scenario, Plan [Member]
Income Tax [Line Items]
Percentage Of Additional Corporate Income Tax Rate On Undistributed Income	5.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	20.00%
Combined Tax Rate	23.44%
Himax Media Solution, Inc [Member]
Income Tax [Line Items]
Income Tax Expense (Benefit)		331	275	$ 0
Except For Himax Taiwan, Himax Semiconductor, Himax Korea, Himax Japan, Himax Technologies (Suzhou) Co., Ltd., Himax Technologies (Shenzhen) Co., Ltd., and Himax Imaging Corp [Member]
Income Tax [Line Items]
Deferred Tax Assets, Valuation Allowance		$ 58,943	$ 51,242